Long-Term Debt (Tables)	12 Months Ended
Jun. 30, 2025
Debt Instrument [Line Items]
Schedule of Long-Term Debt

(in thousands)	June 30, 2025	June 30, 2024
GEGGL Notes	$26,945	$26,945
Total principal	$26,945	$26,945
Unamortized debt discounts and issuance costs	(572)	(855)
Long-term debt	26,373	26,090
Deferred financing costs are amortized to interest expense on a straight-line basis over the five-year term of the loan.